STATUTORY RESERVES	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
STATUTORY RESERVES

NOTE 9 – STATUTORY RESERVES

Under the laws of the PRC the Company’s subsidiaries are required to make appropriate at least 10% of their annual after-tax profits, as determined in accordance with accounting principles generally accepted in the PRC (“PRC GAAP”), to a statutory surplus reserve until the accumulated balance of such reserve reaches 50% of the respective subsidiary’s registered capital. If a PRC subsidiary has accumulated losses from prior years, its current-year after-tax profits are first used to offset such accumulated losses before any appropriation to the statutory surplus reserve is made.

The statutory surplus reserve may be used to offset accumulated losses, expand the subsidiary’s business operations, or increase its registered capital in accordance with applicable PRC laws and regulations. Amounts appropriated to the statutory surplus reserve are generally not available for distribution as cash dividends.

The statutory surplus reserves of the Company’s PRC subsidiaries were $0 and $0 as of June 30, 2026 and December 31, 2025.